United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/2006

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       5/12/06
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 108
Form 13F Information Table Value Total: 150,531
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                          VALUE   SHARES/ SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT PRNCALLDSCRETN MANAGERS  SOLE SHARED NONE
-------------------------     -------------   --------  -------  -------  -- --- ------  -------  ----  -----  ---

Bunge Limited                 COM             G16962105       870    15625SH     SOLE              15625
Advanced Micro Devices Inc    COM             007903107       403    12150SH     SOLE              12150
America Movil Sa L Adr        SPONSORED ADR   02364W105       243     7100SH     SOLE               7100
American Express Co           COM             025816109       317     6030SH     SOLE               6030
American International Group ICOM             026874107       931    14094SH     SOLE              14094
Amgen Inc                     COM             031162100      1282    17627SH     SOLE              17627
Apache Corp                   COM             037411105       702    10720SH     SOLE              10720
Apple Computer Inc            COM             037833100       640    10200SH     SOLE              10200
AT&T Inc                      COM             00206R102       268     9900SH     SOLE               9900
Autodesk Inc                  COM             052769106       615    15975SH     SOLE              15975
Autoliv Inc                   COM             052800109       351     6200SH     SOLE               6200
AXA ADS                       SPONSORED ADR   054536107       301     8612SH     SOLE               8612
Barnes & Noble Inc            COM             067774109       222     4800SH     SOLE               4800
Berkshire Hathaway Cl A       COM             084670108     85923      951SH     SOLE                951
Berkshire Hathaway Cl B       COM             084670207       458      152SH     SOLE                152
Best Buy Co Inc               COM             086516101       603    10779SH     SOLE              10779
Carnival Corp                 PAIRED CTF       143658300      262     5539SH     SOLE               5539
Caterpillar Inc               COM              149123101      302     4200SH     SOLE               4200
Cemex Sa Adr                  SPONSORED ADR    151290889      328     5032SH     SOLE               5032
CH Robinson Worldwide Inc     COM             12541W209       569    11600SH     SOLE              11600
ChevronTexaco Corp.           COM              166764100      388     6700SH     SOLE               6700
Chicago Bridge & Iron         SPONSORED ADR    167250109      202     8400SH     SOLE               8400
Cinergy Corp                  COM              172474108      291     6400SH     SOLE               6400
Cisco Systems Inc             COM             17275R102       586    27043SH     SOLE              27043
Citigroup Inc                 COM              172967101     1454    30789SH     SOLE              30789
Clorox Co                     COM              189054109      263     4400SH     SOLE               4400
Coach Inc                     COM              189754104     1241    35875SH     SOLE              35875
Columbia Sportswear Co        COM              198516106      229     4300SH     SOLE               4300
Constellation Brands Inc      CLASS A         21036P108       923    36850SH     SOLE              36850
Corning Inc                   COM              219350105      307    11398SH     SOLE              11398
Countrywide Financial Inc     COM              222372104      742    20230SH     SOLE              20230
Danaher Corp                  COM              235851102      504     7925SH     SOLE               7925
Dominion Resources Inc        COM             25746U109       918    13300SH     SOLE              13300
Dr. Reddys Laboratories Ltd   SPONSORED ADR    256135203      210     6691SH     SOLE               6691
Electronic Arts Inc           COM              285512109      598    10925SH     SOLE              10925
EMC Corp                      COM              268648102      319    23386SH     SOLE              23386
Enterprise Products Partners  UT LTD PRTNR     293792107      827    33510SH     SOLE              33510
Exxon Mobil Corporation       COM             30231G102      1905    31300SH     SOLE              31300
FedEx Corp                    COM             31428X106      1019     9025SH     SOLE               9025
General Electric Co           COM              369604103     1282    36859SH     SOLE              36859
GlaxoSmithkline Plc           COM             37733W105       204     3893SH     SOLE               3893
Grupo Televisa SA DE CV SPON ASPONSORED ADR   40049J206       338    16972SH     SOLE              16972
Home Depot Inc                COM              437076102      215     5080SH     SOLE               5080
Honeywell International Inc   COM              438516106      667    15605SH     SOLE              15605
HSBC Holdings PLC Spon ADR    SPONSORED ADR    404280406      379     4526SH     SOLE               4526
Icici Bank Ltd Adr            SPONSORED ADR   45104G104       285    10297SH     SOLE              10297
Infosys Technologies Ltd      SPONSORED ADR    456788108      365     4687SH     SOLE               4687
Intel Corp                    COM              458140100      394    20250SH     SOLE              20250
International Business MachineCOM              459200101      416     5050SH     SOLE               5050
iShares MSCI EAFE Index Fund  UNIT TRUST       464287465      451     6950SH     SOLE               6950
iShares MSCI Emerging Markets UNIT TRUST       464287234      283     2855SH     SOLE               2855
iShares MSCI Japan Index Fund UNIT TRUST       464286848      150    10426SH     SOLE              10426
iShares S&P Smallcap 600      UNIT TRUST       464287804     1408    21580SH     SOLE              21580
IShares Trust DJ Total Market UNIT TRUST       464287846      253     4000SH     SOLE               4000
J.P. Morgan Chase & Co        COM             46625H100       765    18370SH     SOLE              18370
Jabil Circuit Inc             COM              466313103      423     9875SH     SOLE               9875
Johnson & Johnson             COM              478160104     1227    20725SH     SOLE              20725
Kinder Morgan Energy Partners UT LTD PRTNR     494550106      212     4400SH     SOLE               4400
KLA-Tencor Corp               COM              482480100      596    12325SH     SOLE              12325
L-3 Communications Holdings InCOM              502424104     1083    12620SH     SOLE              12620
Medtronic Inc                 COM              585055106      906    17855SH     SOLE              17855
Merrill Lynch & Co            COM              590188108     1382    17541SH     SOLE              17541
Metlife Inc                   COM             59156R108       895    18500SH     SOLE              18500
Microsoft Corp.               COM              594918104      600    22056SH     SOLE              22056
Morgan Stanley & Co           COM              617446448      443     7053SH     SOLE               7053
Nobel Learning Communities IncCOM              654889104      145    15130SH     SOLE              15130
Noble Energy Inc              COM              654894104      264     6012SH     SOLE               6012
Nokia Corporation             COM              654902204      503    24280SH     SOLE              24280
Northern Border Partners LP   UT LTD PRTNR     664785102      532    11100SH     SOLE              11100
Northern Trust Corp           COM              665859104      471     8975SH     SOLE               8975
Nuveen Quality Preferred IncomCOM             67071S101       187    14050SH     SOLE              14050
Patterson UTI Energy Inc      COM              703481101      420    13150SH     SOLE              13150
Pepsico Inc.                  COM              713448108      689    11915SH     SOLE              11915
Petroleo Brasileiro Adr       SPONSORED ADR   71654V408       321     3703SH     SOLE               3703
Pfizer Inc.                   COM              717081103      342    13722SH     SOLE              13722
Plains All American Pipeline LUT LTD PRTNR     726503105      301     6700SH     SOLE               6700
Plains Exploration & ProductioCOM              726505100      290     7500SH     SOLE               7500
Powershs Water Resources Ptf  COM             73935X575       230    12700SH     SOLE              12700
Praxair Inc                   COM             74005P104      1293    23450SH     SOLE              23450
Precision Castparts Corp      COM              740189105      285     4800SH     SOLE               4800
Procter & Gamble Co.          COM              742718109      994    17250SH     SOLE              17250
Rowan Companies Inc           COM              779382100      422     9600SH     SOLE               9600
S&P DEP Receipts              UNIT TRUST      78462F103      1731    13334SH     SOLE              13334
S&P Midcap 400 SPDRs          UNIT TRUST       595635103      825     5700SH     SOLE               5700
Schlumberger Ltd              COM              806857108     1006     7946SH     SOLE               7946
Sprint Nextel Corp            COM              852061100      654    25324SH     SOLE              25324
Starbucks Corp                COM              855244109     1780    47300SH     SOLE              47300
Symantec Corp                 COM              871503108      279    16600SH     SOLE              16600
Taiwan Semiconductor MFG Co LTSPONSORED ADR    874039100      240    23852SH     SOLE              23852
Target Corporation            COM             87612E106      1117    21475SH     SOLE              21475
Tata Motors LTD               SPONSORED ADR    876568502      373    17885SH     SOLE              17885
Telefonos de Mexico S A SPON ASPONSORED ADR    879403780      562    25000SH     SOLE              25000
Texas Instruments, Inc.       COM              882508104      704    21690SH     SOLE              21690
Textron Incorporated          COM              883203101      439     4700SH     SOLE               4700
Thoratec Corp                 COM              885175307      797    41350SH     SOLE              41350
3M Company                    COM             88579Y101      1033    13650SH     SOLE              13650
Unibanco-Uniao de Bancos BrasiSPONSORED ADR   90458E107       574     7771SH     SOLE               7771
United Parcel Service Inc     COM              911312106      200     2525SH     SOLE               2525
Varian Medical Systems Inc    COM             92220P105      1223    21775SH     SOLE              21775
Verizon Communications        COM             92343V104       202     5927SH     SOLE               5927
Vodafone Group PLC            SPONSORED ADR   92857W100       658    31493SH     SOLE              31493
WellPoint, Inc.               COM             94973V107      1155    14913SH     SOLE              14913
Wells Fargo & Co.             COM              949746101     1245    19485SH     SOLE              19485
Whole Foods Market Inc        COM              966837106      834    12550SH     SOLE              12550
Williams Companies Inc.       COM              969457100      275    12850SH     SOLE              12850
Wm Wrigley Jr Co              COM              982526105      336     5250SH     SOLE               5250
Xerox Corp                    COM              984121103      198    13050SH     SOLE              13050
Yanzhou Coal Mining Company LtSPONSORED ADR    984846105      264     6039SH     SOLE               6039